QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Other items:
Indefinite-lived intangible asset impairment charge		$ 3.0							$ 3.0		$ 7.0
Gains on sales of assets		(1.9)	(0.6)		(5.1)	(0.5)	(10.9)	(1.3)	(2.5)	(17.8)
Losses from curtailment and settlement of pension obligations	1.0		0.6			(1.6)			1.6	(1.6)
Legal settlement						0	2.5			2.5
Divestiture-related costs (1)					1.1	1.1	0.3	0.7		3.2	2.7
Charitable contribution to Avery Dennison Foundation						10.0				10.0
Product line exits											3.9
Other Expense Net	14.6	7.8	38.5	7.3	3.7	25.7	(0.3)	7.5	68.2	36.6	68.8
Severance and related costs
Restructuring Cost and Reserve
Asset impairment charges and lease and other contract cancellation costs	6.7	5.1	35.9	7.0	6.3	8.7	5.4	6.8	54.7	27.2	49.3
Asset impairment charges and lease contract cancellation costs
Restructuring Cost and Reserve
Asset impairment charges and lease and other contract cancellation costs	$ 6.9	$ 1.6	$ 2.6	$ 0.3	$ 1.4	$ 8.0	$ 2.4	$ 1.3	$ 11.4	$ 13.1	$ 6.5